WARRANTS (Tables)	12 Months Ended
Jun. 30, 2020
PPP LOAN PAYABLE
Schedule of warrants table
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)	Aggregate Intrinsic Value

Outstanding at June 30, 2018	348,375	$2.20	2.55	$-
Granted	-	$-
Exercised	(99,713)	$2.16
Cancelled or expired	(248,662)	$2.21

Outstanding and exercisable at June 30, 2019	-